Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employee Stock Option	12 Months Ended
	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2024 ₨ / shares $ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	175,659,424	175,659,424	151,682,461	158,106,016	168,168,760
Weighted Average Exercise Price | ₨ / shares	₨ 1,307.93	₨ 1,307.93	₨ 1,264.86	₨ 1,175.65	₨ 1,063.79
Plan "E"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 1,636.9	₨ 19.64
Number Of Shares Arising Out Of Options | shares	5,075,360	5,075,360
Weighted Average Remaining Life	5 years 11 months 1 day	5 years 11 months 1 day
Weighted Average Exercise Price | ₨ / shares	₨ 1,636.9	₨ 1,636.9
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	716.6	₨ 8.6
Range of exercise price, Upper Range | (per share)	₨ 1,636.9	₨ 19.64
Number Of Shares Arising Out Of Options | shares	15,551,708	15,551,708
Weighted Average Remaining Life	4 years 10 months 2 days	4 years 10 months 2 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,458.3	₨ 1,458.3
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	882.85	₨ 10.59
Range of exercise price, Upper Range | (per share)	₨ 1,673.1	₨ 20.08
Number Of Shares Arising Out Of Options | shares	115,413,810	115,413,810
Weighted Average Remaining Life	2 years 7 months 28 days	2 years 7 months 28 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,333.8	₨ 1,333.8
eHDFC [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	160.79	₨ 1.93
Range of exercise price, Upper Range | (per share)	₨ 1,535.27	₨ 18.42
Number Of Shares Arising Out Of Options | shares	39,618,546	39,618,546
Weighted Average Remaining Life	3 years 5 months 23 days	3 years 5 months 23 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,131.5	₨ 1,131.5